Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	$ 91,487	$ 81,677	$ 76,287
Tax effect	(94,457)	181,584	124,863
Earnings from Continuing Operations	(8,505)	(7,511)	(11,195)
Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(7,633)	(6,685)	(10,424)
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(872)	(826)	(771)
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Special plan termination benefits		764	2,085
Settlement charge	21	115
Prior service credit	(1,430)	(1,609)	(1,880)
Actuarial loss	13,774	11,575	16,850
Tax effect	(4,732)	(4,160)	(6,631)
Earnings from Continuing Operations	7,633	6,685	10,424
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans | Other Nonoperating (Income) and Expenses, Net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications out of accumulated other comprehensive loss before taxes	12,365	10,845	17,055
Reclassification out of Accumulated Other Comprehensive Income | Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	1,443	1,367	1,280
Tax effect	(571)	(541)	(509)
Earnings from Continuing Operations	$ 872	$ 826	$ 771